Share-based payments - Summary of Employee Share Options (Detail)	3 Months Ended	6 Months Ended
	Jun. 30, 2021 shares $ / shares	Jun. 30, 2021 shares $ / shares
Performance Based Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price, Outstanding at January 1, | $ / shares		$ 10.00
SARs forfeited | $ / shares		10.00
Weighted average exercise price, Outstanding at June 30, | $ / shares	$ 10.00	10.00
SARs vested | $ / shares	$ 0	$ 0
Number of share options, outstanding at January 1,		3,644,000
SARs granted	0	0
SARs forfeited		12,000
Number of share options, outstanding at June 30,	3,632,000	3,632,000
SARs vested	0	0
Weighted average remaining contract life (years)		9 years 1 month 9 days
Additional Grants Under 2020 Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price, Outstanding at January 1, | $ / shares		$ 9.87
SARs forfeited | $ / shares		10.46
SARs exercised | $ / shares		0
SARs expired | $ / shares		0
Weighted average exercise price, Outstanding at June 30, | $ / shares	$ 10.65	10.65
SARs vested | $ / shares	$ 0	$ 0
Number of share options, outstanding at January 1,		1,910,182
SARs forfeited		109,110
SARs exercised		0
SARs expired		0
Number of share options, outstanding at June 30,	1,967,377	1,967,377
SARs vested	0	0
Weighted average remaining contract life (years)		9 years 6 months 25 days
Additional Grants Under 2020 Plan [Member] | Granted On March 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
SARs granted | $ / shares		$ 11.68
SARs granted		90,325
Additional Grants Under 2020 Plan [Member] | Granted On June 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
SARs granted | $ / shares		$ 11.99
SARs granted		75,980
Converted Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price, Outstanding at January 1, | $ / shares		$ 2.58
SARs forfeited | $ / shares		1.20
SARs exercised | $ / shares		1.25
SARs expired | $ / shares		1.20
Weighted average exercise price, Outstanding at June 30, | $ / shares	$ 2.47	2.47
SARs vested | $ / shares	$ 2.49	$ 2.49
Number of share options, outstanding at January 1,		594,844
SARs forfeited		16,958
SARs exercised		734
SARs expired		1,637
Number of share options, outstanding at June 30,	575,515	575,515
SARs vested	99,211	99,211
Weighted average remaining contract life (years)		6 years 6 months 3 days
Matching Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price, Outstanding at January 1, | $ / shares		$ 10.00
SARs forfeited | $ / shares		10.00
Weighted average exercise price, Outstanding at June 30, | $ / shares	$ 10.00	10.00
SARs vested | $ / shares	$ 10.00	$ 10.00
Number of share options, outstanding at January 1,		1,422,556
SARs forfeited		9,254
Number of share options, outstanding at June 30,	1,413,302	1,413,302
SARs vested	38,702	38,702
Weighted average remaining contract life (years)		9 years 3 days